UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30,2007

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     A.N. Culbertson & Company, Inc.
Address:  One Boar's Head Pointe
          Charlottesville, VA  22903-4612

Form 13F File Number: 028-10628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  George L. Payne, Jr.
Title: President
Phone: 434-972-7766

Signature, Place, and Date of Signing:  July 18, 2007
     [Signature]          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.  (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported
                              in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  63

Form 13F Information Table Value Total:  147,517


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

 FORM 13F INFORMATION TABLE

NAME OF ISSUER           TITLE OF CLASS CUSIP      VALUE     SHRS OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
                                                   (X$1000)  PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------        ----------     --------   --------  ------- --- ---- ---------- -------- ---- ------ ------
3M Company		 COM		604059105      2918   33617  SH       SOLE       NONE     0    0       33617
Abbott Labs              COM            002824100      3010   56218  SH       SOLE       NONE     0    0       56218
Air Prod & Chemical	 COM		009158106      2157   26833  SH	      SOLE	 NONE	  0    0       26833
American Int'l Group     COM            026874107      4772   68141  SH       SOLE       NONE     0    0       68141
American Std Inc Del	 COM		029712106	723   12262  SH	      SOLE       NONE     0    0       12262
Amgen Inc                COM            031162100      1107   20029  SH       SOLE       NONE     0    0       20029
Anheuser Busch           COM            035229103       993   19038  SH       SOLE       NONE     0    0       19038
Applied Materials Inc    COM            038222105       672   33814  SH       SOLE       NONE     0    0       33814
AT&T, Inc.		 COM		00206R102	297    7151  SH	      SOLE	 NONE	  0    0	7151
Automatic Data Processi  COM            053015103      2784   57436  SH       SOLE       NONE     0    0       57436
Berkshire Hathaway       Class B        084670207      5999    1664  SH       SOLE       NONE     0    0        1664
Berkshire Hathaway	 Class A	084670108      1423      13  SH	      SOLE	 NONE	  0    0	  13
Broadridge Financial	 COM		11133T103	249   12998  SH	      SOLE	 NONE	  0    0       12998
Brookfield Asset Mgmt	 COM		112585104      1644   41191  SH	      SOLE	 NONE	  0    0       41191
Capital One Financial	 COM		14040H105	962   12258  SH	      SOLE	 NONE	  0    0       12258
Chevron Corp	         COM            166764100      3534   41956  SH       SOLE       NONE     0    0       41956
Cisco Systems Inc	 COM		17275R102      1710   61410  SH	      SOLE       NONE     0    0       61410
Citigroup                COM            172967101      5871  114459  SH       SOLE       NONE     0    0      114459
Corning Inc              COM            219350105      2137   83629  SH       SOLE       NONE     0    0       83629
CVS Corp		 COM		126650100      3249   89127  SH	      SOLE	 NONE	  0    0       89127
Encana Corp		 COM		292505104      2789   45381  SH	      SOLE	 NONE	  0    0       45381
Erie Indemnity		 COM		29530P102	267    4945  SH	      SOLE	 NONE	  0    0	4945
Exxon Mobil              COM            30231G102      5348   63759  SH       SOLE       NONE     0    0       63759
FEDEX Corp               COM            31428X106      2273   20487  SH       SOLE       NONE     0    0       20487
First Data Corp          COM            319963104      3211   98300  SH       SOLE       NONE     0    0       98300
General Electric         COM            369604103      6495  169665  SH       SOLE       NONE     0    0      169665
Goldman Sachs Group Inc	 COM		38141G104      2273   10488  SH	      SOLE	 NONE	  0    0       10488
Hershey Foods Corp	 COM		427866108       641   12659  SH       SOLE       NONE	  0    0       12659
IBM                      COM            459200101      5037   47860  SH       SOLE       NONE     0    0       47860
Intel                    COM            458140100      2946  124094  SH       SOLE       NONE     0    0      124094
iShares MSCI EAFE Value	 COM		464288877      1293   16499  SH	      SOLE	 NONE	  0    0       16499
iShares Russell 2000 Ind COM		464287655      3203   38614  SH	      SOLE	 NONE	  0    0       38614
iShares Russell Midcap   COM		464287499      5450   50050  SH	      SOLE	 NONE	  0    0       50050
iShares Trust MSCI EAFE  COM		464287465	741    9176  SH	      SOLE	 NONE	  0    0	9176
iShares Trust Russell 20 COM		464287630       987   11984  SH       SOLE	 NONE	  0    0       11984
iShares	Trust S&P 100 In COM		464287101	377    5438  SH       SOLE       NONE     0    0        5438
ITT Industries, Inc	 COM		450911102	314    4600  SH	      SOLE	 NONE	  0    0	4600
J.P. Morgan Chase & Co.  COM            46625H100      4088   84373  SH       SOLE       NONE     0    0       84373
Johnson & Johnson        COM            478160104      4438   72026  SH       SOLE       NONE     0    0       72026
Johnson Controls         COM            478366107      5299   45772  SH       SOLE       NONE     0    0       45772
Kellogg			 COM		487836108      1449   27970  SH	      SOLE	 NONE	  0    0       27970
Medtronic		 COM		585055106      2210   42618  SH	      SOLE	 NONE	  0    0       42618
MGIC Investment Corp     COM            552848103       631   11104  SH       SOLE       NONE     0    0       11104
Microsoft Corp           COM            594918104      4410  149644  SH       SOLE       NONE     0    0      149644
Oracle Corp              COM            68389X105      1191   60411  SH       SOLE       NONE     0    0       60411
Pepsico Inc              COM            713448108      4412   68041  SH       SOLE       NONE     0    0       68041
Pitney Bowes Inc         COM            724479100       559   11941  SH       SOLE       NONE     0    0       11941
Proctor & Gamble         COM            742718109      5195   84906  SH       SOLE       NONE     0    0       84906
Schlumberger	         COM		806857108      1135   13365  SH	      SOLE	 NONE	  0    0       13365
Staples Inc		 COM		855030102      2241   94458  SH	      SOLE	 NONE	  0    0       94458
The Travelers Companies  COM            89417E109       645   12057  SH       SOLE       NONE     0    0       12057
United Parcel Service    Class B        911312106       887   12147  SH       SOLE       NONE     0    0       12147
US Bancorp Del Com New	 COM		902973304	295    8957  SH	      SOLE	 NONE	  0    0	8957
Varian Medical Systems   COM            92220P105      3274   77010  SH       SOLE       NONE     0    0       77010
Virginia Community Bank	 COM		927786103	238    5000  SH	      SOLE	 NONE	  0    0	5000
Wachovia		 COM		929771103	327    6385  SH	      SOLE	 NONE	  0    0	6385
Walgreen Co		 COM		931422109	686   15763  SH	      SOLE	 NONE	  0    0       15763
Wal-Mart                 COM            931142103      1442   29973  SH       SOLE       NONE     0    0       29973
Washington Mutual        COM            939322103      1995   46794  SH       SOLE       NONE     0    0       46794
Wells Fargo              COM            949746101      3560  101217  SH       SOLE       NONE     0    0      101217
Western Union	 	 COM		959802109      2187  105007  SH	      SOLE	 NONE	  0    0      105007
Wrigley Wm Jr Co         COM            982526105      1690   30554  SH       SOLE       NONE     0    0       30554
Wyeth                    COM            983024100      1791   31229  SH       SOLE       NONE     0    0       31229
Zimmer Holdings Inc      COM            98956P102      1386   16326  SH       SOLE       NONE     0    0       16326
